Disclosure of assets of operating segments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current assets	$ 79,306	$ 83,053
Mining interests	125,050	577,920
Other non-Current assets	910	16,844
Total assets	205,266	677,817
Current liabilities	54,401	86,215
Non-Current liabilities	91,134	130,472
Total liabilities	145,535	216,687
San Dimas [Member]
Statement [Line Items]
Current assets	72,026	60,604
Mining interests	124,835	428,251
Other non-Current assets	0	11,107
Total assets	196,861	499,962
Current liabilities	19,242	20,373
Non-Current liabilities	42,428	50,585
Total liabilities	61,670	70,958
Black Fox Complex [Member]
Statement [Line Items]
Current assets		16,761
Mining interests	0	85,680
Other non-Current assets		4,577
Total assets		107,018
Current liabilities		10,988
Non-Current liabilities		20,315
Total liabilities		31,303
Cerro del Gallo [Member]
Statement [Line Items]
Current assets		1,479
Mining interests	0	63,659
Other non-Current assets		0
Total assets		65,138
Current liabilities		18
Non-Current liabilities		5,711
Total liabilities		5,729
Corporate [Member]
Statement [Line Items]
Current assets	7,280	4,209
Mining interests	215	330
Other non-Current assets	910	1,160
Total assets	8,405	5,699
Current liabilities	35,159	54,836
Non-Current liabilities	48,706	53,861
Total liabilities	$ 83,865	$ 108,697